Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	17,828,636
Proposed Maximum Offering Price per Unit	0.0633
Maximum Aggregate Offering Price	$ 1,128,552.66
Amount of Registration Fee	$ 172.78
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Given that there is no proposed maximum offering price per share of common stock, the Registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the book value of the common stock the Registrant registers, which is calculated from the Registrant's balance sheet as of June 30, 2025. Given that the Registrant's shares of common stock are not traded on an exchange or over-the-counter, the Registrant did not use the market prices of its common stock in accordance with Rule 457(c).